LOANS RECEIVABLE (Detail Textuals)	Dec. 31, 2014 USD ($)	Oct. 03, 2014 USD ($)	Oct. 03, 2014 CAD	Jun. 25, 2014 USD ($)	Jun. 25, 2014 CAD
Receivables [Abstract]
Advances to third party pursuant to promissory note and general security agreement		$ 45,952	53,309	$ 51,720	60,000
Interest rate per annum	12.00%
Accrued interest receivable	$ 3,879